SEGMENTED INFORMATION (Details 1) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Total Liabilities		$ 8,538	$ 3,202
Revenue	$ 0	8,980	106
Gross Profit	$ 0	2,425	71
Colombia
Statement [Line Items]
Non-current Assets		4,042	1,818
Total Liabilities		2,359	1,922
Revenue		6,919	75
Gross Profit		1,419	40
Canada
Statement [Line Items]
Non-current Assets		3,844	0
Total Liabilities		3,073	1,268
Revenue		380	0
Gross Profit		380	0
United States
Statement [Line Items]
Non-current Assets		29,650	0
Total Liabilities		3,106	12
Revenue		1,681	31
Gross Profit		554	31
Total [Member]
Statement [Line Items]
Non-current Assets		37,536	1,818
Total Liabilities		8,538	3,202
Revenue		8,980	106
Gross Profit		$ 2,353	$ 71